PLAN ASSETS	12 Months Ended
Dec. 31, 2025
EBP Plan
EBP, Schedule of Asset Held for Investment [Line Items]
PLAN ASSETS	PLAN ASSETS The Plan’s cash is maintained by the Company on behalf of the Plan.